14. Investment Properties (Details - Unobservable inputs) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Fair Value	$ 29,801,631	$ 33,829,902	$ 35,786,053
Buccinasco, Via Lucania 2-4-6 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	$ 18,077,566	$ 18,982,736	$ 16,492,776
Valuation technique	DCF	DCF	DCF
Key Unobservable Inputs
ERV	$ 92 per sq meter	$ 96 per sq. meter	$88 per sq. meter
Rental growth p.a.	0.75% to 1.5%	0.83% to 1.50%	0.975% to 1.5%
Discount rate	8.60%	8.50%	8.56%
Cap rate	7.45%	7.50%	7.50%
Buccinasco, Via Privata Mulino 24 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	$ 1,065,408	$ 1,130,068	$ 981,336
Valuation technique	DCF	DCF	DCF
Key Unobservable Inputs
ERV	$ 203 per sq meter	$ 213 per sq. meter	$185 per sq. meter
Rental growth p.a.	0.75% to 1.5%	0.83% to 1.50%	0.975% to 1.5%
Discount rate	7.40%	7.30%	7.36%
Cap rate	6.90%	6.90%	6.90%
Buccinasco, Via Lazio 95 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	$ 1,558,015	$ 3,907,149	$ 3,703,752
Valuation technique	DCF	DCF	DCF
Key Unobservable Inputs
ERV	$ 76 per sq meter	$ 82 per sq. meter - warehouse, $117 per sq. meter - office	$73 - $103 per sq. meter
Rental growth p.a.	0.75% to 1.5%	0.83% to 1.50%	0.975% to 1.5%
Discount rate	8.70%	8.60%	8.66%
Cap rate	7.45%	7.50%	7.50%
Buccinasco, Via Emilia 30 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	$ 170,694	$ 180,330	$ 162,501
Valuation technique	DCF	DCF	DCF
Key Unobservable Inputs
ERV	$ 64 per sq meter, $ 458 per parking space	$ 69 per sq. meter, $ 481 per parking space	$61 per sq. meter, $422 per parking space
Rental growth p.a.	0.75% to 1.5%	0.83% to 1.50%	0.975% to 1.5%
Discount rate	8.80%	8.70%	8.76%
Cap rate	7.45%	7.60%	7.60%
Rozzano, Milanofiori, Building A5 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	$ 2,577,599	$ 2,789,103	$ 2,437,512
Valuation technique	DCF	DCF	DCF
Key Unobservable Inputs
ERV	$ 145 per sq meter – offices, $158 per sq. meter – commercial area, $46 per sq. meter – cellars, $1,031 per parking space	$ 153 per sq. meter - offices, $ 166 per sq. meter commercial area $48 per sq. meter - cellars, $ 1,082 per parking space	$135 per sq. meter, $950 per parking space
Rental growth p.a.	0.75% to 1.5%	0.83% to 1.50%	0.975% to 1.5%
Discount rate	6.90%	6.80%	6.86%
Cap rate	5.60%	5.60%	5.60%
Rozzano, Milanofiori, Building N1 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	$ 3,688,831	$ 3,847,039	$ 3,397,744
Valuation technique	DCF	DCF	DCF
Key Unobservable Inputs
ERV	$ 145 per sq meter	$ 84 - $ 153 per s. meter	$74 - $135 per sq. meter
Rental growth p.a.	0.75% to 1.5%	0.83% to 1.50%	0.975% to 1.5%
Discount rate	6.90%	6.80%	6.86%
Cap rate	5.60%	5.60%	5.60%
Rozzano, Milanofiori, Building Q5 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	$ 1,082,591	$ 1,154,112	$ 1,018,268
Valuation technique	DCF	DCF	DCF
Key Unobservable Inputs
ERV	$ 145 per sq meter, $ 1,031 per parking space	$ 153 per sq. meter, $ 1,082 per parking space	$135 per sq. meter, $950 per parking space
Rental growth p.a.	0.75% to 1.5%	0.83% to 1.50%	0.975% to 1.5%
Discount rate	6.90%	6.80%	6.86%
Cap rate	5.60%	5.60%	5.60%
Rozzano, Milanofiori, Building Q7 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	$ 1,580,927	$ 1,659,035	$ 1,403,416
Valuation technique	DCF	DCF	DCF
Key Unobservable Inputs
ERV	$ 145 per sq meter, $ 1,306 per parking space	$ 153 per sq. meter, $ 1,082 per parking space	$135 per sq. meter, $950 per parking space
Rental growth p.a.	0.75% to 1.5%	0.83% to 1.50%	0.975% to 1.5%
Discount rate	6.90%	6.80%	6.86%
Cap rate	5.60%	5.60%	5.60%
Buccinasco, Via Bruno Buozzi 22 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value		$ 180,330	$ 849,436
Valuation technique		DCF	DCF
Key Unobservable Inputs
ERV		$ 117 per sq. meter	$103 per sq. meter
Rental growth p.a.		0.83% to 1.50%	0.975% to 1.5%
Discount rate		6.80%	6.86%
Cap rate		5.60%	5.60%
Milano, Corso Europa 22 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value			$ 5,339,312
Valuation technique			DCF
Key Unobservable Inputs
ERV			$475 per sq. meter
Rental growth p.a.			0.975% to 1.5%
Discount rate			4.96%
Cap rate			4.30%